Certain Relationships and Related Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Name of Investor	Relationship to Intellinetics	Number of Shares Purchased	Date of Transaction
Michael N. Taglich	Beneficially owns more than 5% of the common stock of Intellinetics.	148,750	03/02/2020
Robert F. Taglich	Beneficially owns more than 5% of the Common Stock of Intellinetics.	118,750	03/02/2020
Robert C. Schroeder	Former Director and Former Chairman of the Board of Intellinetics	5,000	03/02/2020
James F. DeSocio	President and Chief Executive Officer; Director of Intellinetics	7,500	03/02/2020
Joseph D. Spain	Chief Financial Officer of Intellinetics	2,000	03/02/2020